Risk - Additional Information (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Risk
Cash and cash equivalents	$ 5,556	R$ 424,410	R$ 48,900	R$ 12,301	R$ 834
CDI rate	3.04%
Base scenario
Risk
Exchange rate	5.1961	5.1961
Base scenario | U.S. Dollars
Risk
Exchange rate	5.1961	5.1961
Scenario 1
Risk
Exchange rate	6.2353	6.2353
Percentage increase in foreign exchange rate	20.00%
Foreign exchange gain	6.2353
Scenario 2
Risk
Exchange rate	4.1569	4.1569
Foreign exchange gain	4.1569
Percentage decrease in foreign exchange rate	20.00%